Cover	12 Months Ended
Feb. 28, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	FINGERMOTION, INC.
Entity Central Index Key	0001602409
Entity Tax Identification Number	46-4600326
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	111 Somerset Road
Entity Address, Address Line Two	Level 3
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	238164
City Area Code	347
Local Phone Number	349-5339
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	874 Walker Rd.
Entity Address, Address Line Two	Ste. C
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19904
City Area Code	877
Local Phone Number	734-8300